SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Net of deferred financing costs	$ 139,204
Senior Secured Amortizing Credit Facility [Member]
Short-term Debt [Line Items]
Net of deferred financing costs		22,737	$ 25,293
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Short-term Debt [Line Items]
Net of deferred financing costs		19,044	21,263
Southwestern Montana Financial Center, Inc. [Member]
Short-term Debt [Line Items]
Net of deferred financing costs		16,685	16,685
Fortman Insurance Agency, LLC [Member]
Short-term Debt [Line Items]
Net of deferred financing costs		54,293	54,293
Altruis Benefits Consulting, LLC [Member]
Short-term Debt [Line Items]
Net of deferred financing costs		$ 65,968	$ 65,968